Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000046678 | Alphabet9289651
Holdings [Line Items]
Percent of Total Investments	3.10%
C000046678 | JPMorgan Chase9289332
Holdings [Line Items]
Percent of Total Investments	2.40%
C000046678 | ExxonMobil9289778
Holdings [Line Items]
Percent of Total Investments	2.30%
C000046678 | Berkshire Hathaway9289689
Holdings [Line Items]
Percent of Total Investments	2.00%
C000046678 | Amazon.com9289657
Holdings [Line Items]
Percent of Total Investments	1.70%
C000046678 | Alphabet9289653
Holdings [Line Items]
Percent of Total Investments	1.50%
C000046678 | Cisco Systems9289718
Holdings [Line Items]
Percent of Total Investments	1.50%
C000046678 | Micron Technology9289376
Holdings [Line Items]
Percent of Total Investments	1.40%
C000046678 | Wells Fargo9289605
Holdings [Line Items]
Percent of Total Investments	1.30%
C000046678 | Goldman Sachs Group9289249
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142890 | Alphabet9289651
Holdings [Line Items]
Percent of Total Investments	3.10%
C000142890 | JPMorgan Chase9289332
Holdings [Line Items]
Percent of Total Investments	2.40%
C000142890 | ExxonMobil9289778
Holdings [Line Items]
Percent of Total Investments	2.30%
C000142890 | Berkshire Hathaway9289689
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142890 | Amazon.com9289657
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142890 | Alphabet9289653
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142890 | Cisco Systems9289718
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142890 | Micron Technology9289376
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142890 | Wells Fargo9289605
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142890 | Goldman Sachs Group9289249
Holdings [Line Items]
Percent of Total Investments	1.30%